Trade and Other Receivables - Schedule of Expected Credit Losses on Trade Receivables (Details) - AUD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Expected Credit Losses on Trade Receivables [Line Items]
Balance as at reporting date (AUD)	$ 873,490
Expected loss rate
ECL allowance (AUD)
Current [Member]
Schedule of Expected Credit Losses on Trade Receivables [Line Items]
Balance as at reporting date (AUD)	$ 873,490
Expected loss rate
ECL allowance (AUD)
30 days [Member]
Schedule of Expected Credit Losses on Trade Receivables [Line Items]
Balance as at reporting date (AUD)
Expected loss rate
ECL allowance (AUD)
60 days [Member]
Schedule of Expected Credit Losses on Trade Receivables [Line Items]
Balance as at reporting date (AUD)
Expected loss rate
ECL allowance (AUD)
90 days [Member]
Schedule of Expected Credit Losses on Trade Receivables [Line Items]
Balance as at reporting date (AUD)
Expected loss rate
ECL allowance (AUD)